As filed with the Securities and Exchange Commission on January 4, 2018

1933 Act Registration No. 033-70742

1940 Act Registration No. 811-08090

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 181

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 183

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[    ] immediately upon filing pursuant to paragraph (b)

[    ] on, pursuant to paragraph (b)

[    ] 60 days after filing pursuant to paragraph (a)(1)

[    ] on ________________ pursuant to paragraph (a)(1)

[X] 75 days after filing pursuant to paragraph (a)(2)

[    ] on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lincoln Variable Insurance Products Trust
LVIP Loomis Sayles Global Growth Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2018
LVIP Loomis Sayles Global Growth Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LVIP Loomis Sayles Global Growth Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Loomis Sayles Global Growth Fund (the “Fund”) is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	0.35%
Other Expenses[1]	0.18%	0.18%
Total Annual Fund Operating Expenses	0.86%	1.21%
Less Expense Reimbursement[2]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.77%	1.12%
[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.77% of the Fund’s average daily net assets for the Standard Class and 1.12% of the Fund’s average daily net assets for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years
Standard Class	$ 79	$265
Service Class	$114	$375
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate has been provided.
LVIP Loomis Sayles Global Growth Fund	1

Principal Investment Strategies
Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, the Adviser does not consider a security to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its country of risk as defined by Bloomberg is included within the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.
The Fund normally invests across a wide range of sectors and industries. The Fund’s sub-adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s sub-adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.
The Fund will consider selling a security when the sub-adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the sub-adviser deems appropriate.
The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
Under normal market conditions, the sub-adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Depository Receipts Risk. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depository Receipts (ADRs). Depository receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
2	LVIP Loomis Sayles Global Growth Fund

•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged,” which may magnify or otherwise increase investment losses.
•	Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.
•	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
•	Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
Fund Performance
The Fund is expected to commence operations on May 1, 2018. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser and Sub-Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser:    Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Portfolio Manager
Loomis Sayles Portfolio Manager	Company Title	Experience with Fund
Aziz V. Hamzaogullari, CFA	Vice President	Since May 2018
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
LVIP Loomis Sayles Global Growth Fund	3

Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4	LVIP Loomis Sayles Global Growth Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities. This objective is non-fundamental and may be changed without shareholder approval.
Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, the Adviser does not consider a security to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s country of risk defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its country of risk as defined by Bloomberg is included within the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.
The Fund normally invests across a wide range of sectors and industries. The Fund’s sub-adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s sub-adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.
The Fund will consider selling a security when the sub-adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the sub-adviser deems appropriate.
The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
Under normal market conditions, the sub-adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Depository Receipts Risk. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depository Receipts (ADRs). Depository receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
5

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
6

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.
A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Credit default swaps and other non-cleared swap agreements involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Currently, some, but not all, swap transactions are subject to central clearing. Swap transactions that are not centrally cleared are less liquid investments than exchange-traded instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.
Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing.
Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities, including of bankruptcy or insolvency. These risks may be heightened during volatile markets. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.
Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Large Position Risk. Holding relatively large positions in companies may result in holding a significant part of a company’s total outstanding stock. Accordingly, sales of the stock, by the fund or others, could adversely affect the stock’s price, leading to greater volatility for the investment.
Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.
Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk.
In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities. A reduction in dealer market-making has the potential to reduce liquidity and increase volatility in fixed income markets. Increased interest rates may heighten this type of liquidity risk.
Leverage Risk. Investments in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also result in liquidating portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so. Losses on derivatives may exceed the amount invested.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
7

Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund’s investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LIA. LIA may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (advisory fee is 0.68% of the Fund's average daily net assets).
Sub-Adviser	Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $XXX.X billion in assets under management as of December 31, 2017.
Loomis Sayles Portfolio Manager	Aziz Hamzaogullari is responsible for the day-to-day management of the Fund's assets.
Aziz V. Hamzaogullari, CFA, is a vice president of Loomis, Sayles & Company and portfolio manager of the Loomis Sayles large cap, global and all cap growth strategies, including the Loomis Sayles Growth and Global Growth mutual funds and products outside the U.S. Mr. Hamzaogullari is the head of the Loomis Sayles growth equity strategies team. He joined Loomis Sayles in 2010 from Evergreen Investments where he was a senior portfolio manager. Mr. Hamzaogullari received a B.S. from Bilkent University in Turkey and an M.B.A. from George Washington University. He has 24 years of investment industry experience. Mr. Hamzaogullari holds the designation of Chartered Financial Analyst® (CFA) and is a member of CFA Society Boston.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's semi-annual report to shareholders for the period ended June 30, 2018.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price for equities and ETFs is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
8

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
9

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
10

Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
11

Financial Highlights
The Fund is newly organized, and as a result, there are no financial highlights available.
12

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2018, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI or annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
13

Lincoln Variable Insurance Products Trust
LVIP SSGA Short-Term Bond Index Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus May 1, 2018
LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LVIP SSGA Short-Term Bond Index Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.15%	0.15%
Total Annual Fund Operating Expenses	0.43%	0.68%
Less Expense Reimbursement[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.36%	0.61%
[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.3625% of the Fund’s average daily net assets for the Standard Class and 0.6125% of the Fund’s average daily net assets for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below.  Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years
Standard Class	$37	$131
Service Class	$63	$211
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced operations as of the most recent fiscal year end. Therefore, no portfolio turnover rate has been provided.
LVIP SSGA Short-Term Bond Index Fund	1

Principal Investment Strategies
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”) or in securities that the subadviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in investment grade debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the subadviser). The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the subadviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
In seeking to track the performance of the Index, the subadviser employs a sampling strategy, which means that the subadviser is not required to purchase all of the securities represented in the Index. Instead, the subadviser may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, the subadviser may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.
The Index is designed to measure the performance of the short-term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2017, there were approximately 1,018 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.91 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser, or the subadviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.
As a result of the Index composition, the Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater portion of its assets in a particular issuer than a diversified fund.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
2	LVIP SSGA Short-Term Bond Index Fund

•	Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
•	Financial Services Sector Risk. When a fund concentrates its investments in the financial services industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the financial services industry.
•	Risks of Investments in a Particular Market Segment. Investing in a particular market segment may present unique risks and/or certain risks may affect that segment more significantly than other segments. The Fund may be subject to market segment risk in the areas of consumer goods, energy and natural resources, financial services industry, health sciences and healthcare, industrial, oil and gas, technology, telecommunications, and the utility industry. A market segment may be more strongly affected by, for example, consumer and social trends, governmental regulations, commodity markets, interest rates, rapid technological change and/or worldwide economic or political events.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged,” which may magnify or otherwise increase investment losses.
•	Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The Fund is expected to commence operations on May 1, 2018. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser and Sub-Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser:    SSGA Funds Management, Inc. (“SSGA FM”)
Portfolio Managers
SSGA FM Portfolio Managers	Company Title	Experience with Fund
Michael Brunell, CFA	Vice President	Since May 2018
Christopher DiStefano	Vice President	Since May 2018
LVIP SSGA Short-Term Bond Index Fund	3

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
4	LVIP SSGA Short-Term Bond Index Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The objective is non-fundamental and may be changed without shareholder approval.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”) or in securities that the subadviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in investment grade debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the subadviser). The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the subadviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.
In seeking to track the performance of the Index, the subadviser employs a sampling strategy, which means that the subadviser is not required to purchase all of the securities represented in the Index. Instead, the subadviser may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, the subadviser may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.
The Index is designed to measure the performance of the short-term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate, and nonconvertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of September 30, 2017, there were approximately 1,018 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.91 years.
The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser, or the subadviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index, and publishes information regarding the market value of the Index.
As a result of the Index composition, the Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater portion of its assets in a particular issuer than a diversified fund.
Additional Information About Investment Strategies
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions in cash or cash equivalents that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its policy of investing at least 80% of its net assets in bond securities that are held in the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index only upon 60 days’ notice to shareholders.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
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Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.
In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Numerous factors can cause interest rates to rise, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant under current economic conditions, because interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk because of the continued economic recovery and the end of the Federal Reserve Board’s quantitative easing program, especially as the Fed has begun and may continue to raise interest rates. To the extent that the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise.
Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
Financial Services Sector Risk. When a fund concentrates its investments in the financial services industry, it is not as diversified among other industries, and therefore may experience price declines when conditions are unfavorable in the financial services industry.
Components of financial services risk include the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; the risk of decreased liquidity in credit markets; the risk that unstable interest rates and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; the risk that financial services companies may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; the risk that the financial services sector has become increasingly competitive; and the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses (for example, subprime loans). Participants in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability is largely dependent upon the availability and the cost of capital.
Risks of Investments in a Particular Market Segment.
Consumer Goods Sector Risk. The consumer goods sector may be strongly affected by social trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies. In addition, tobacco companies may be adversely affected by new laws, regulations and
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litigation. Many consumer goods in the U.S. may also be marketed globally, and such consumer goods companies may be affected by the demand and market conditions in non- U.S. countries.
Energy and Natural Resources Risk. The underlying funds’ and/or ETFs’ investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that neither the Fund nor the underlying funds and/or ETFs can control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.
Financial Services Industry Risk. When interest rates rise, the value of securities issued by many types of financial services companies generally falls. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies. The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the underlying funds’ and/or ETFs’ investments may lose value during such periods.
Health Sciences and Healthcare Companies Risk. The underlying funds’ and/or ETFs’ investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.
Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration, and production spending. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation. Companies in the oil and gas sector may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception and world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Technology Risk. An underlying funds’ and/or ETFs’ investments in technology companies exposes the underlying fund and/or ETF to special risks. For example, rapid advances in technology might cause existing products to become obsolete, and the underlying funds’ and/or ETFs’ returns could suffer to the extent it holds an affected company’s shares. Companies in a number of technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Telecommunications Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. The telecommunications industry is also heavily regulated. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered.
Utility Industry Risk. When interest rates rise, the value of securities issued by utilities companies historically has fallen. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition,
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utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.
A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Credit default swaps and other non-cleared swap agreements involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Currently, some, but not all, swap transactions are subject to central clearing. Swap transactions that are not centrally cleared are less liquid investments than exchange-traded instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.
Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing.
Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities, including of bankruptcy or insolvency. These risks may be heightened during volatile markets. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.
Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.
Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.
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Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk.
In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities. A reduction in dealer market-making has the potential to reduce liquidity and increase volatility in fixed income markets. Increased interest rates may heighten this type of liquidity risk.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (the “Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the Fund’s investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LIA. LIA may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. The sub-advisers are paid by LIA from its management fee.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (advisory fee is 0.28% of the Fund's average daily net assets).
Sub-Adviser	SSGA Funds Management, Inc. (“SSGA FM”) is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly held financial holding company. As of September 30, 2017 SSGA FM had approximately $450.42 billion in assets under management. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. As of September 30, 2017, SSGA had approximately $2.67 trillion in assets under management.
SSGA FM Portfolio Managers	The Fund is managed by the Fixed Income, Cash and Currency Investment Team of SSGA FM. Michael Brunell and Christopher DiStefano are responsible for the day-to-day management of the Fund's assets.
Michael Brunell, CFA, is a Vice President of SSGA and a senior member of the Fixed Income portfolio management team. In his current role as part of the Fixed Income Beta Solutions Group, he heads the credit sector team and is responsible for developing, managing, and supporting various types of funds against a variety of conventional and custom bond index strategies. He was a member of the group that launched the first SPDR fixed income ETFs in 2007 and a long-time manager of SSGA’s U.S. high yield and convertible ETF products. Mr. Brunell earned a Bachelor of Science in Business Administration from Saint Michael’s College and a Master of Science in Finance from the Carroll School of Management at Boston College. Additionally he earned the Chartered Financial Analyst® (CFA) designation and is a member of the CFA Institute and CFA Society Boston, Inc.
Christopher DiStefano is a Vice President of SSGA and a Portfolio Manager in the Fixed Income Beta Solutions Group within the Fixed Income, Cash and Currency Team. He joined the firm in 2010 and is responsible for managing several funds and ETFs within the convertible bond, investment grade credit, and smart beta sectors and strategies. Mr. DiStefano holds a Master of Business Administration from the Carroll School of Management at Boston College, and a Master of Science and Bachelor of Science in Civil Engineering from the University of Illinois and Union College, respectively.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available in the Fund's semi-annual report to shareholders for the period ended June 30, 2018.
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Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price for equities and ETFs is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”).
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To the extent that there is a delay between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreements generally require such insurance company to (i) provide, upon the Fund's request, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold Fund shares in variable accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products
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that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year the Fund earns income or gains. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.
Since all the Fund shares sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.
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Financial Highlights
The Fund is newly organized, and as a result, there are no financial highlights available.
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General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated May 1, 2018, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI or annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
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Lincoln Variable Insurance Products Trust

LVIP Loomis Sayles Global Growth Fund

LVIP SSGA Short-Term Bond Index Fund

Statement of Additional Information May 1, 2018

This Statement of Additional Information (“SAI”), which is not a prospectus, provides more information about the series named in the caption (each a “Fund”, collectively, the “Funds”) of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: the Standard Class and the Service Class.

Each Fund’s most recent Annual Report to Shareholders, which contains each Fund’s audited financial statements, is incorporated herein by reference. Since the Funds are new, the first Semi-Annual Report will be available on or about August 30, 2018, and the first Annual Report will be available on or about February 28, 2019. This SAI should be read in conjunction with each Fund’s prospectus dated May 1, 2018. You may obtain a copy of a Fund’s prospectus, annual, and semi-annual report upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 800-4-LINCOLN (454-6265).

1300 South Clinton Street

Fort Wayne, Indiana 46802

Description of the Trust and the Funds

Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.

The LVIP Loomis Sayles Global Growth Fund is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”). The LVIP SSGA Short-Term Bond Index Fund is non-diversified.

References to “Adviser” in this SAI include both Lincoln Investment Advisors Corporation (“LIA”) and the Funds’ sub-advisers unless the context otherwise indicates.

The Funds have not changed their name within the past five years.

Fundamental Investment Restrictions

Each Fund has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of the Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. In effecting its fundamental policies and investment restrictions, each Fund will look through to the portfolio holdings of any underlying funds in which it invests. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for investment restriction 2 regarding borrowing).

Each Fund may not:

1.	Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.	Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3.	Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4.	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6.	Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7.	(LVIP Loomis Sayles Global Growth Fund only) with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment policy [1], a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.

Manager of Managers

The Funds employ a “manager of managers” structure, which means that the Funds’ Adviser may delegate the management of some or all of the Funds’ investment portfolio to one or more sub-advisers. To use this structure, the Funds have received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Funds’ Adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Funds’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.

Additional Investment Strategies and Risks

The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in each Fund’s prospectus.

Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means the Funds’ Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Funds.

The following narrative provides additional information concerning the investment strategies that the Funds may employ, either principal or discretionary, and the risks of those investment strategies.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.

For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

The Funds may invest in each of collateralized debt obligations (CDOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of the Funds.

Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Funds may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Funds could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.

The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund’s return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.

Cash and cash equivalents. The Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank-corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser generally considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Cybersecurity. The use of technology is more prevalent in the financial industry, including the Funds’ management and operations, than in other industries. As a result, the Funds are more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Funds or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. A cybersecurity breach may result in:

•	Financial losses to the Funds and shareholders;
•	The inability of the Funds to timely process transactions or conduct trades;
•	Delays or mistakes in materials provided to shareholders;
•	Errors or delays in the calculation of Funds’ net asset values;
•	Violations of privacy and other laws (including those related to identity theft);
•	Regulatory fines, penalties and reputational damage; and
•	Compliance and remediation costs, legal fees and other expenses.

In addition, the noted risks may adversely impact the Adviser, a Fund’s sub-adviser, if any, the Funds’ principal underwriter, administrator and other service providers to the Funds, as well as financial intermediaries (e.g., insurance company record holders) and parties with which the Funds do business. These risks, in turn, could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact. There is also a risk that cybersecurity breaches may not be detected.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.

Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.

A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

Delayed Delivery and When-Issued Securities and Forward Commitments. The Funds may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. The Funds may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, a Fund may purchase securities on such basis without limit. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.

Equity Linked Securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. A Fund may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid. In some instances, investments in equity linked securities may be subject to the Fund’s limitation on investments in investment companies.

Exchange-Traded Fund (“ETF”) Investments. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LIA nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

The Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in ETFs that are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. These ETFs are typically structured as grantor trusts and are not registered under the 1940 Act or subject to the regulations thereunder. The value of investments in ETFs that invest directly in commodities (including, but not limited to gold, silver, platinum or other precious metals), relates directly to the value of the commodities held by the ETF, and such ETFs have risks similar to direct investments in those commodities. A significant portion of commodities are controlled by governments, central banks, hedge funds and other institutions. If one or more of these institutions decides to sell a large quantity of a commodity, it could cause a decline in price of the commodity. Should the speculative community take a negative view towards a commodity, it could also cause a decline in price of the commodity. Other factors that may affect the price of a commodity include global supply and demand, political or financial events, investors’ expectations with respect to the rate of inflation, currency exchange rates, interest rates, and the trading activities of hedge funds and commodity funds.

Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.

A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated. Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.

Investing abroad involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.

Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. Unless otherwise defined in the prospectus, an emerging market country is a country defined as an emerging or developing economy by the International Monetary Fund or any country included in the MSCI Emerging Markets Index. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed and vice versa. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its futures positions also could be impaired.

Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund’s cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each Fund has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a commodity pool under the Commodity Exchange Act (CEA). In 2012, the CFTC adopted rule amendments that significantly affected available exemptions. To the extent a Fund is, or becomes, no longer eligible to claim an exclusion from CFTC regulation, that Fund may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation.

High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund’s procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of securities purchased by the Funds, subject to oversight by the Board of Trustees.

The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

If the value of a Fund’s assets invested in illiquid securities at any time exceeds the percentage limitation applicable to the Fund, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.

Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Inflation-indexed bonds are fixed-income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Common issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.

A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.

If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.

Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. The rate of interest on a loan may be fixed, floating or variable. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower’s failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans directly or through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.

Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation’s credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment’s yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

Mortgage-related securities include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages’ maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities”—are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Portfolios may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi- class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Portfolio’s investment objectives and policies, a portfolio may invest in various tranches of CMO bonds, including support bonds.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.

The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund’s investments exactly over time.

Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corp. (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a Fund’s options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the Fund were to write a call option based on the adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

A Fund’s written options positions will be covered at all times. A call option written by a Fund will be deemed to be covered if the Fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a Fund will be deemed to be covered if the Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the Fund. A Fund may also cover a written options position by segregating cash or liquid securities equal to the Fund’s net uncovered obligation.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the adviser deems it desirable to do so. Although a Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the OCC, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.

Private companies. The funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act.

Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

Restricted or illiquid securities. The Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The Funds may incur certain additional costs in disposing of illiquid securities.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.

Because a reverse repurchase agreement may constitute borrowing, while a reverse repurchase agreement is outstanding, a Fund will segregate appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.

Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.

Securities with equity and debt characteristics. The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.

Until the Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.

When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.

Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if a Fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if a Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by a Fund (or, where the exercise price is less than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference).

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market risk (involving the market’s assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.

A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

Swap transactions, caps and floors are typically net basis contracts (i.e., the two payment streams are netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess may be required to be posted as collateral with the counterparty as security for such obligations.

A Fund may enter into a credit default swap (CDS) contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuers of its holdings or to decreases in certain markets. The Fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.

CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. If the Fund enters into a swap transaction on other than a net basis, such as with a CDS contract, the Fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund’s use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

A significant risk in swap transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Currently, some transactions are required to be centrally cleared. Swap transactions that are not centrally cleared may be less liquid than exchange-traded instruments and are subject to margin requirements that will be implemented on a phased-in basis. Central clearing is expected to decrease counterparty risk by interposing the central clearinghouse as the counterparty to each of the parties to the original bi-lateral swap contract.

To Be Announced (TBA) Investments Risk. TBA transactions include when-issued and delayed delivery securities and forward commitments. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security. TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.

Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, including but not limited to, holding a substantial portion of the Fund’s assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.

U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to,

Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Portfolio Transactions and Brokerage

The Funds’ Adviser or sub-advisers are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser and sub-advisers currently provide investment advice to a number of other clients. The Adviser and sub-adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser and sub-advisers consider are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser and/or sub-advisers provides investment advice (including affiliates of the Adviser and/or sub-advisers, as the case may be).

On occasions when the Adviser and/or sub-advisers deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser and/or sub-advisers, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser and/or sub-advisers in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.

In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser and/or sub-adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser and/or sub-advisers by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser and/or sub-advisers regards as a useful supplement of its own internal research capabilities.

The Adviser and/or sub-advisers may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser and/or sub-adviser; in addition, the Adviser and/or sub-advisers may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and/or sub-advisers and not solely or necessarily for the benefit of the Funds. The Adviser and/or sub-advisers believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Funds do not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.

The Funds have not commenced operations as of the date of this SAI, and thus has paid no brokerage commission fees.

No Commissions to Finance Distribution

The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund’s portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund’s brokerage commissions are not used to finance the distribution of Fund shares.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

Trustees and Officers

The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board at the end of the calendar year (December 31) in which the Trustee turns 75 years old.

The Trust’s officers are responsible for the Funds’ day-to-day operations. Information pertaining to the Trustees and executive officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not an “interested person” are referred to as Independent Trustees.

The term Fund Complex includes the [94] series of Lincoln Variable Insurance Products Trust.

Interested Trustee

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Ellen G. Cooper* 150 N. Radnor- Chester Road, Radnor, PA 19087 YOB: 1964	Chairman and Trustee	Since September 2015	Executive Vice President and Chief Investment Officer, Lincoln Financial Group; Director and Chairman, Lincoln Investment Advisors	[94]	Formerly: Lincoln Advisors Trust
*	Ellen G. Cooper is an interested person of the Trust because she is a Director and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb** 1300 S. Clinton Street,	Trustee	Since January 2013	Managing Director, CID Capital (private	[94]	Formerly: Lincoln Advisors

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Fort Wayne, IN 46802 YOB: 1971			equity firm)		Trust
Elizabeth S. Hager 1300 S. Clinton Street, Fort Wayne, IN 46802 YOB: 1944	Trustee	Since April 2007	Retired; Formerly: State Representative, State of New Hampshire; Executive Director, United Way of Merrimack County; Executive Vice President, Granite United Way	[94]	Formerly: Lincoln Advisors Trust
Gary D. Lemon, Ph.D. 1300 S. Clinton Street, Fort Wayne, IN 46802 YOB: 1948	Trustee	Since February 2006; Formerly: Advisory Trustee (November 2004 to February 2006)	Professor of Economics and Management, DePauw University; Formerly: James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship	[94]	Formerly: Lincoln Advisors Trust
Thomas A. Leonard 1300 S. Clinton Street, Fort Wayne, IN 46802 YOB: 1949	Trustee	Since December 2013	Retired; Formerly: Partner of Pricewaterhouse Coopers LLP (accounting firm)	[94]	Copeland Capital Trust since 2010 (mutual fund); Formerly: AlphaOne Capital (2011-2013); Lincoln Advisors Trust
Charles I. Plosser 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Since January 2018	Public Governor for the Financial Industry Regulatory Authority (FINRA); Formerly: Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc.	[94]	Rochester Gas and Electric Corporation
Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Trustee	Since April 2007	Managing Partner, Rath, Young, and Pignatelli, P.C. (law firm)	[94]	Associated Grocers of New England (Director Emeritus); Formerly:

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Lincoln Advisors Trust
Pamela L. Salaway 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired; Formerly: Chief Risk Officer, Bank of Montreal/Harris Financial Corp. U.S. Operations	[94]	Formerly: Lincoln Advisors Trust
Kenneth G. Stella** 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Since February 1998	Retired; President Emeritus, Indiana Hospital Association; Formerly: President, Indiana Hospital Association	[94]	St. Vincent Health; Formerly: Lincoln Advisors Trust
David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Since August 2004	Retired; Formerly: Director of Blue & Co., LLC (accounting firm)	[94]	Formerly: Lincoln Advisors Trust
Nancy B. Wolcott 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired; Formerly: EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014	[94]	Trustee of FundVantage Trust

** Steve A. Cobb, Trustee, is the son-in-law of Kenneth G. Stella, Trustee.

Officers of the Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Jayson R. Bronchetti 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	President	Since April 2016; Formerly: Vice President August 2015 to April 2016	President, Lincoln Investment Advisors Corporation; Vice President and Head of Funds Management, The Lincoln National Life Insurance.
Jeffrey D. Coutts 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1969	Senior Vice President and Treasurer	Since March 2012	Treasurer, Lincoln National Corporation; Director, Lincoln Investment Advisors Corporation, Formerly: Senior Vice President, Insurance Solutions Financial Management, The Lincoln National Life Insurance Company; Vice President, Product Development,

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Employer Markets Division, The Lincoln National Life Insurance Company.
William P. Flory, Jr. 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1961	Vice President and Chief Accounting Officer	Vice President since June 2011; Chief Accounting Officer since May 2006

Vice President and Treasurer, Lincoln Investment Advisors Corporation; Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Second Vice President, Director of Separate Account Operations, The Lincoln National Life Insurance

Company.

Ronald A. Holinsky Radnor Financial Center, 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1970	Vice President, Secretary, and Chief Legal Officer	Since October 2016	Vice President and Chief Counsel – Funds Management, The Lincoln National Life Insurance Company; Vice President and Chief Compliance Officer, Lincoln National Corporation; Vice President, Secretary, and Chief Legal Officer, Lincoln Investment Advisors Corporation; Formerly: Vice President and Deputy General Counsel, Janney Montgomery Scott LLC.
Matthew S. MacMillen 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1966	Vice President	Since June 2015

Vice President, Lincoln Investment Advisors Corporation; Vice President and Head of Tax, The Lincoln National Life Insurance

Company; Formerly: Senior Vice President and Chief Financial Officer, Sun Life Financial – U.S.; Vice President, Investment Finance, Sun Life Financial – U.S.

Harold Singleton III Radnor Financial Center, 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1962	Vice President	Since September 2014

Vice President, Lincoln Investment Advisors Corporation; Vice President, Head of Client Portfolio Management, The Lincoln National Life Insurance Company; Formerly,

Managing Director, Pinebridge Investments.

John (Jack) A. Weston One Granite Place Concord, NH 03301 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company.

Trustee Qualifications

The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the SEC, and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.

Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. He is currently a Managing Director of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb is currently a director of JL Darling (a manufacturer of all-weather writing products), ABC Industries (industrial and mining ventilation products manufacturer), Matilda Jane Clothing (girls clothing manufacturer and marketer), Strahman Valves (a global industrial valve manufacturer), and Fit and Fresh (a manufacturer of consumer housewares products). He has previously served as a director of multiple other private and public companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.

Ellen G. Cooper. Ms. Cooper has served as Chairman and Trustee of Lincoln Variable Insurance Products Trust since September 2015. Ms. Cooper joined Lincoln Financial Group as Executive Vice President and Chief Investment Officer in 2012. Ms. Cooper also serves as Director and Chairman of Lincoln Investment Advisors Corporation. Ms. Cooper previously served as Managing Director and global head of the insurance strategy at Goldman Sachs Asset Management. Prior to Goldman Sachs, Ms. Cooper was the Chief Risk Officer for AEGON Americas. Ms. Cooper brings over 30 years of knowledge and experience in asset management, risk management, and insurance.

Elizabeth S. Hager. Ms. Hager has served as a Trustee of Lincoln Variable Insurance Products Trust since 2007. She previously served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1989 to 2007. Ms. Hager served as Executive Director of the United Way of Merrimack County from 1996 until 2010, then Executive Vice President of Granite United Way until her retirement in 2011. Ms. Hager also served as a State Representative in the State of New Hampshire for 26 years and on the Concord, New Hampshire City Council for nine years, with two of those years as Mayor of Concord. Previous experience for Ms. Hager also includes serving on the CFX Bank and Bank of New Hampshire Boards, as well as many non-profit association boards. Through her experience, Ms. Hager provides the Board with legislative, consumer and market insights.

Gary D. Lemon. Dr. Lemon has served as Advisory Trustee of Lincoln Variable Insurance Products Trust since 2004 and as a Trustee since 2006. Dr. Lemon has a Master’s Degree and Ph.D in Economics. Since 1976, Dr. Lemon has been a Professor of Economics and Management at DePauw University. Dr. Lemon was formerly the James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship at DePauw University. He has served on several committees and in various advisory roles in both the community and university settings. Through his experience, Dr. Lemon brings academic and investment insight as the Chair of the Investment Committee.

Thomas A. Leonard. Mr. Leonard has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Mr. Leonard retired from Pricewaterhouse Coopers, LLP in 2008 where he had served as Financial Services Industry Leader in the firm’s Philadelphia office from 2000-2008 and from 1982-2008 as a Partner providing services to clients predominately in the asset management business with a focus on global fund complexes and insurance company retail and variable funds. Mr. Leonard is currently a board member of Copeland Capital Trust and was previously a board member of AlphaOne Capital and WT Mutual Fund. Since 2012, Mr. Leonard has served as a consultant to the FundVantage Trust. Mr. Leonard holds a Certified Public Accountant designation. Through his experience, Mr. Leonard provides the Board with accounting, auditing and financial services industry experience as Lead Independent Trustee and Chair of the Audit Committee.

Charles I. Plosser. Mr. Plosser has served as a Trustee of Lincoln Variable Insurance Products Trust since 2018. He served as the Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc. from August 1, 2006 to March 1, 2015. Mr. Plosser was the John M. Olin Distinguished Professor of Economics and Public Policy and Director of the Bradley Policy Research Center at the William E. Simon Graduate School of Business Administration at the University of Rochester, where he also served as Dean from 1993 to 2003. Mr. Plosser was also a professor of economics in the Department of Economics at the University of Rochester, a senior research associate at the Rochester Center for Economic Research in the University’s College of Arts and Science and a research associate at the National Bureau of Economic Research in Cambridge, Massachusetts. He has also been a visiting scholar at the Bank of England and Federal Reserve Bank of Minneapolis. He has served as a consultant to numerous corporations, including Chase Manhattan Bank, Eastman Kodak Company and The Wyatt Company, on topics ranging from strategic planning and forecasting to portfolio and pension fund management, capital budgeting and financial analysis. Through his experience, Mr. Plosser provides federal banking experience and economic knowledge.

Thomas D. Rath. Mr. Rath has served as a Trustee of Lincoln Variable Insurance Products Trust since 2007. He previously served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1997 to 2007. Mr. Rath, currently Chairman of Rath, Young and Pignatelli (Law Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of Primary Bank, Chairman of Horizon Bank, and Attorney General of the State of New Hampshire. Mr. Rath serves as a Director Emeritus for Associated Grocers of New England. Through his experience, Mr. Rath brings a legal and legislative perspective to the Board as the Chair of the Governance Sub-Committee of the Nomination and Governance Committee.

Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.

Kenneth G. Stella. Mr. Stella has served as a Trustee of Lincoln Variable Insurance Products Trust since 1998. Mr. Stella is President Emeritus of the Indiana Hospital Association, Indianapolis, Indiana (“Association”). Mr. Stella served as the Chief Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services. Mr. Stella also serves as a board member of St. Vincent Health. Through his experience, Mr. Stella brings leadership and direction to the Board as the Chair of the Nominating Sub-Committee of the Nominating and Governance Committee.

David H. Windley. Mr. Windley has served as a Trustee of Lincoln Variable Insurance Products Trust since 2004. Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight.

Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery BNY Mellon Asset Servicing B.V., from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing B.V. from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 3, 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Ms. Wolcott served as Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial insight.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently comprised of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Interested Trustee). The Interested Trustee serves as the Chairperson of the Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. The Lead Independent Trustee is the Independent Trustee that is currently serving as the Chairperson of the Nominating and Governance Committee. Mr. Leonard currently serves as the Lead Independent Trustee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Funds’ expenses, oversee compliance with regulatory requirements and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds’ investment performance with the adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Audit Committee regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee at its quarterly meetings.

The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees

The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds’ financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, the Trust’s programs for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Thomas A. Leonard (Chairman), Elizabeth S. Hager and David H. Windley. The Audit Committee met four times during the last fiscal year.

The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Gary D. Lemon (Chairman), Steve A. Cobb, Thomas D. Rath and Pamela L. Salaway. The Investment Committee met four times during the last fiscal year.

The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The members of the Nominating and Governance Committee include Independent Trustees: Elizabeth S. Hager, Gary D. Lemon, Thomas A. Leonard, Thomas D. Roth, Kenneth G. Stella, and David H. Windley. The Nominating and Governance Committee met two times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.

Ownership of Securities

As of December 31, 2016, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2016, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:

Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Ellen G. Cooper	LVIP Delaware Bond Fund — $1 – $10,000
LVIP Delaware Diversified Floating Rate Fund — $1 – $10,000
LVIP SSGA S&P 500 Index Fund — $1 – $10,000
LVIP SSGA Small-Mid Cap 200 Fund — $1 – $10,000
	LVIP Vanguard International Equity ETF Fund — $1 – $10,000	$1-$10,000

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb	LVIP Baron Growth Opportunities Fund — $10,001 – $50,000
LVIP Dimensional U.S. Core Equity 2 Fund — $10,001 – $50,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $10,001 – $50,000
	LVIP SSGA S&P 500 Index Fund — $10,001 – $50,000	Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Elizabeth S. Hager

LVIP Delaware Social Awareness Fund — $50,001 – $100,000
LVIP Dimensional U.S. Core Equity 1 Fund — $10,001 – $50,000
LVIP Mondrian International Value Fund — $10,001 – $50,000
LVIP Global Moderate Allocation Managed Risk Fund — $1 – $10,000
LVIP Global Growth Allocation Managed Risk Fund — $1 – $10,000
LVIP Blended Large Cap Growth Managed Volatility Fund — $1 – $10,000

Over $100,000
Gary D. Lemon

LVIP Dimensional International Equity Managed Volatility Fund — $10,001 – $50,000
LVIP Dimensional U.S. Equity Managed Volatility Fund — $10,001 – $50,000
LVIP Dimensional/Vanguard Total Bond Fund — $10,001 – $50,000

Over $100,000
Thomas A. Leonard	LVIP SSGA Moderate Structured Allocation Fund — Over $100,000	Over $100,000
Charles I. Plosser*	N/A	N/A
Thomas D. Rath

LVIP American Growth Fund — $50,001 – $100,000
LVIP Baron Growth Opportunities Fund — $50,001 – $100,000
LVIP BlackRock Inflation Protected Bond Fund — $1 – $10,000
LVIP Global Income Fund — $10,001 – $50,000
LVIP MFS Value Fund — $50,001 – $100,000
LVIP Mondrian International Value Fund — $50,001 – $100,000
LVIP SSGA Bond Index Fund — $10,001 – $50,000
LVIP SSGA Emerging Markets 100 Fund — $10,001 – $50,000
LVIP SSGA International Index Fund — $1 – $10,000
LVIP SSGA Small-Cap Index Fund — $1 – $10,000
LVIP T.Rowe Price Growth Stock Fund — $1 – $10,000

Over $100,000
Pamela L. Salaway	LVIP Baron Growth Opportunities Fund — $10,001 – $50,000 LVIP Mondrian International Value Fund — $10,001 – $50,000 LVIP SSGA S&P 500 Index Fund — $50,001 – $100,000	Over $100,000
Kenneth G. Stella	LVIP Delaware Social Awareness Fund — $50,001 – $100,000 LVIP Delaware Special Opportunities Fund — $50,001 – $100,000	Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
David H. Windley

LVIP Baron Growth Opportunities Fund — $10,001 – $50,000
LVIP Delaware Social Awareness Fund — $10,001 – $50,000
LVIP Delaware Special Opportunities Fund — $10,001 – $50,000LVIP MFS Value Fund — $10,001 – $50,000
LVIP SSGA Large Cap 100 Fund — $10,001 – $50,000

Over $100,000
Nancy B. Wolcott**	N/A	N/A

* Mr. Plosser was elected as an Independent Trustee effective January 1, 2018.

** Ms. Wolcott was elected as an Independent Trustee effective October 1, 2017.

Compensation

The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2016:

Name of Person, Position	Aggregate Compensation	Total Compensation
Steve A. Cobb, Trustee	$232,500	$232,500
Elizabeth S. Hager, Trustee	238,000	238,000
Gary D. Lemon, Trustee	256,500	256,500
Thomas A. Leonard, Trustee	255,000	255,000
Charles I. Plosser, Trustee*	N/A	N/A
Thomas D. Rath, Trustee	235,500	235,500
Pamela L. Salaway, Trustee	236,500	236,500
Kenneth G. Stella, Trustee	274,500	274,500
David H. Windley, Trustee	237,000	237,000
Nancy B. Wolcott, Trustee**	N/A	N/A

* Mr. Plosser was elected as an Independent Trustee effective January 1, 2018.

** Ms. Wolcott was elected as an Independent Trustee effective October 1, 2017.

Investment Adviser and Sub-Advisers

Investment Adviser. Lincoln Investment Advisors Corporation (“LIA” or the “Adviser”) is the investment adviser to the Funds. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIA’s address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.

Pursuant to the Investment Management Agreement, LIA manages each Fund’s portfolio investments and reports to the Board of Trustees. Each Fund pays LIA a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LIA may vary according to the level of assets of that Fund.

LIA receives from each Fund an annual fee based on average daily net assets of the Fund at the following rates:

Fund	Aggregate Annual Rate as a Percentage of Average Daily Net Assets
LVIP Loomis Sayles Global Growth Fund	0.68%
LVIP SSGA Short-Term Bond Index Fund	0.28%

Advisory Fees Paid by Each Fund

The Funds have not commenced operations as of the date of this SAI, and thus have paid no investment advisory fees.

Expense Reimbursements

With respect to the LVIP Loomis Sayles Global Growth Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.77% of average daily net assets for the Standard Class of the Fund and 1.12% of average daily net assets for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.

With respect to the LVIP SSGA Short-Term Bond Index Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.3625% of average daily net assets for the Standard Class of the Fund and 0.6125% of average daily net assets for the Service Class. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and the Adviser.

There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.

Sub-Advisers. As Adviser, LIA is primarily responsible for investment decisions affecting each Fund under its management. However, LIA has delegated day-to-day portfolio management responsibility to an investment management firm that serves as sub-adviser. The sub-advisers make investment decisions for each Fund in accordance with that Fund’s investment objectives and strategies, and places orders on behalf of that Fund to effect those decisions. LIA provides ongoing oversight, including review of returns on a relative and absolute basis, each sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.

Fund	Sub-Adviser
LVIP Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P. One Financial Center Boston, MA 02111
LVIP SSGA Short-Term Bond Index Fund	SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111

LIA pays each sub-adviser a monthly fee equal to a percentage of the average daily net assets of the Fund for which the sub-adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LIA pays to the sub-adviser for a Fund may vary according to the level of assets of that Fund. LIA pays fees to each sub-adviser at an aggregate annual rate, expressed as a percentage of average daily net assets of the Fund:

Sub-Advisory Fees Paid by Each Fund

The Funds have not commenced operations as of the date of this SAI, and thus have paid no investment sub-advisory fees.

Loomis, Sayles & Company, L.P. is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc. is owned by NGAM-NA. NGAM-NA is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.

SSGA Funds Management, Inc. (“SSGA FM”) is registered with the SEC as an investment adviser under the 1940 Act and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation.

Service marks. The Funds’ service marks and the name “Lincoln” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LIA ceases to be the Funds’ investment adviser.

In the prospectus and sales literature, the name Loomis, Sayles & Company, L.P. will be used with the LVIP Loomis Sayles Global Growth Fund. SSGA Funds Management, Inc. (“SSGA FM”) will be used for LVIP SSGA Short-Term Bond Index Fund. The continued use of the name is subject to the right of the sub-adviser, to withdraw its permission in the event it ceases to be the sub-adviser to a Fund.

Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LIA or the Funds’ sub-adviser responsibility for voting any proxies relating to a Fund’s portfolio securities in accordance with the Adviser’s or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 800-4LINCOLN (454-6265); and (2) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund.

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2017.

Portfolio Managers	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

SSGA Funds Management, Inc.
Michael Brunell, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Christopher DiStefano
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account.

Individual portfolio managers may perform investment management services for other funds or accounts (“Accounts”) similar to those provided to the Funds and the investment action for each such other Account and the Funds may differ. For example, an Account may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by another Account or a fund. Additionally, the management of multiple Accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and funds. LIA and the sub-adviser have adopted procedures designed to allocate investments fairly across multiple funds and Accounts.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio manager. The portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles has adopted policies and procedures to mitigate the effects of these conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others.

Loomis Sayles has organized its business into two investment groups: the Fixed Income Group and the Equity Group. The Fixed Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles’ investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or sub-advised by Loomis Sayles also invest. If one of these funds and such other clients advised or sub-advised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or sub-advised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

SSGA Funds Management, Inc. (“SSGA FM”)

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation Structures and Methods

Information regarding each portfolio manager’s compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.

As of December 31, 2017, no portfolio manager beneficially owned shares of the Funds.

Principal Underwriter

Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LIA, the Funds’ investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous. For fiscal years ended December 31, 2015, 2016, and 2017, LFD received $136,933,533, $140,988,766, and $[                 ], respectively, in compensation from the Trust.

Administration Agreement

The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LIA and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.

For providing these administrative services for the fiscal years ended December 31, 2015, 2016 and 2017, the Trust paid Lincoln Life $7,896,768, $9,894,374, and $[                ], respectively.

Accounting Agreement

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with The Bank of New York Mellon (“BNYM”), effective January 1, 2014, pursuant to which BNYM provides certain accounting services for the Funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of each Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays BNYM either an annual fee of $30,000 or an asset based fee, plus certain out-of-pocket expenses.

For fiscal years ended December 31, 2015, 2016 and 2017, the Trust paid BNYM an annual fee of $9,356,409 (representing 0.0118% of the average daily net assets of the Trust), $9,496,610 (representing 0.0117% of the

average daily net assets of the Trust), and $[                ] (representing [    ]% of the average daily net assets of the Trust), respectively.

Code of Ethics

The Trust, LIA and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LIA who regularly have access to information about securities purchase for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 92 Funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.

Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities

Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Variable Contracts.

For these Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third party insurance companies.

As of December 31, 2017, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund’s outstanding shares, except for the insurance company shareholders.

Any fund of funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the fund of funds.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class shares may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each Fund to pay to Insurance Companies or others, a monthly fee (Plan Fee) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the Service Class shares of each Fund. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.

No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued. The Board of Trustees believes that the Plan will result in greater sales and/or fewer redemptions of Service Class shares, which may benefit each Fund by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. However, it is impossible to know for certain the level of sales and redemptions of shares that would occur in the absence of the Plan or under alternative distribution schemes.

For the fiscal year ended December 31, 2017, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $[                ].

Revenue Sharing

LIA and its affiliates, including LFD, and/or the sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the Funds or the sub-advisory fees the sub-adviser receives from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Funds and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the Funds’ shares and the products that contain the Funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.

In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:

Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.

Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.

Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.

Portfolio Holdings Disclosure

The Trust’s Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds’ portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

Each Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (“Insurance Companies”). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

Each Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.

Each Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund’s portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.

Certain Funds provide daily holdings information to affiliated persons of the Funds to better facilitate Fund and related insurance product operations. In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LIA’s parent company. Also, each Lincoln iShares Fund provides daily post-trade position reports to the annuity pricing group and the market risk management group. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities. The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities. Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associate insurance products. Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Funds and their affiliated persons.

Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund’s portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Morningstar and Lipper, Factset Research Systems, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, MoneyMate and Barclay Capital Point, Markit/Wall Street Office provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as OMEGO LLC, Asia Outsourcing Services, Limited, Cogent Consulting, and Abel Noser provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Bank of New York Mellon, Brown Brothers Harriman & Co., State Street Bank and Trust Company, State Street Investment Manager Solutions, provided generally on a daily basis for the purpose of providing operational functions including Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund’s holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connections with these arrangements.

Each Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds’ investment adviser or sub-advisers, trading services providers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The Funds will disclose their portfolio holdings in public SEC filings. The Trust’s Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds’ portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the Funds, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds’ portfolio holdings information.

The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in each Fund’s prospectus and/or SAI.

The Trust’s Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Board of Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds’ Adviser and other Fund affiliates, on the other. Moreover, the Funds’ Chief Compliance Officer will address the operation of the Funds’ procedures in the annual compliance review and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. The offering price of a Fund’s shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the Funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.

Lincoln Life performs the Funds’ dividend and transfer agent functions.

Independent Registered Public Accounting Firm

The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds’ Independent Registered Public Accounting Firm. In addition to the audits of the Funds’ financial statements, other services provided include: review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements

Since the Funds are new, the first Semi-Annual Report will be available on or about August 30, 2018, and the first Annual Report will be available on or about February 28, 2019. We will provide a copy of each Fund’s annual report, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 1-800-4LINCOLN (454-6265).

Taxes

Each Fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the “Code”). If a Fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies (the Income Requirement).

Any Fund that will close or liquidate would expect to retain its qualification as a regulated investment company under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that a Fund should lose its status as a regulated investment company during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Each Fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Certain Funds may invest in exchange traded vehicles that track the return of commodities. Under the Code, these investments are not considered “securities” with respect to the Income Requirement. As a result, any income generated by such investment is not included in determining compliance with 90% test. Each Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year; however, to the extent that the Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.

Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

Appendix A

Long and Short-Term Credit Ratings

Certain of the Funds investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Service, Inc. and Standard & Poor’s Financial Services LLC.

Long-Term Credit Ratings

Moody’s

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

S&P

AAA - An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

Short-Term Credit Ratings

Moody’s

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Appendix B

Proxy Voting Policies and Procedures

Lincoln Investment Advisors Corporation

I. Introduction

The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, Lincoln Investment Advisors Corporation (“LIAC”).

LIAC has adopted these Policies and Procedures to govern LIAC’s implementation of proxy voting for LIAC’s clients, which include the Lincoln Funds.

II. Policies

LIAC shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).

Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LIAC believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LIAC votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.

In exercise voting authority LIAC will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:

•	Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;

•	Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and

•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

III. Procedures

A. Direct Investments

LIAC may invest directly in equity and fixed income securities, and other types of investments. LIAC will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LIAC will vote proxies in the Client’s best interests, as determined by LIAC. In making such determination, LIAC may rely on analysis from proxy voting consultants or third-party proxy voting services. LIAC will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LIAC may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.

B. Sub-Advised Funds

LIAC advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LIAC shall review each sub-adviser’s proxy voting policies and procedures as follows:

•	Before a sub-adviser is retained, LIAC’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.

•	Each quarter, LIAC’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LIAC’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.

•	During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LIAC reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

C. Funds of Funds

LIAC advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.

When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LIAC shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”

When a fund of funds invests directly in securities other than mutual funds, LIAC shall follow the procedures outlined in “Direct Investments” above.

D. Master-Feeder Funds

LIAC advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.

If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders, and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.

Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.

E. Material Conflicts

In the event that LIAC identifies a potential material conflict of interest between: a Client and LIAC, or any LIAC-affiliated entity, LIAC will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LIAC. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.

IV. Disclosure

A. Form ADV

LIAC shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LIAC will disclose how Clients may obtain information about how LIAC voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.

B. Statement of Additional Information (“SAI”)

Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).

C. Annual Reports

Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.

D. Proxy Voting Record on Form N-PX

The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

V. Recordkeeping

LIAC shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:

(a)	Proxy Voting Policies and Procedures;

(b)	Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);

(c)	A copy of any document that LIAC, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and

(d)	A copy of each written request from a Client, and any response to the Client, for information on how LIAC voted the Client’s proxies.

Loomis, Sayles & Company, L.P.

The Loomis, Sayles & Company, L.P. (“Loomis Sayles”) Board has adopted Proxy Voting Policy and Guidelines (the “Procedures”) for the voting of proxies for securities held by the Fund. Under the Procedures, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders.

Under the Procedures, the responsibility for voting proxies generally is delegated to Loomis Sayles, the investment adviser. Decisions regarding the voting of proxies shall be made solely in the interest of a Fund and its shareholders. Loomis Sayles shall exercise its fiduciary responsibilities to vote proxies with respect to a Fund’s investments that are sub-advised by Loomis Sayles in a prudent manner in accordance with the Procedures. Proposals that, in the opinion of Loomis Sayles, are in the best interests of shareholders generally are voted “for” and proposals that, in the judgment of Loomis Sayles, are not in the best interests of shareholders generally are voted “against.” Loomis Sayles is responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. Upon request for reasonable periodic review, Loomis Sayles shall make available to the Fund, or the Advisor, the Fund’s administrator, the records and information maintained by Loomis Sayles under the Procedures.

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. One of Loomis Sayles’ Proxy Voting Services, Glass, Lewis & Company (“Glass Lewis”) provides vote recommendations and/or analysis to Loomis Sayles based on Glass Lewis’ own research. Loomis Sayles generally will follow its express policy with input from Glass Lewis unless Loomis Sayles’ Proxy Committee (the “Proxy Committee”) determines that the Fund’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund sub-advised by Loomis Sayles holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include, (1) developing, authorizing, implementing and updating Loomis Sayles’ Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general; (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration and consultation with the portfolio managers and analysts for a Fund sub-advised by Loomis Sayles holding the security when necessary or appropriate; (3) periodic sampling or engaging an outside party to sample proxy votes to ensure they comply with the Procedures and are cast in accordance with a Fund’s best interest; and (4) engagement and oversight of third-party vendors, such as Proxy Voting Services, including:

(i)	determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:
(a)	the adequacy and quality of the Proxy Voting Service’s staffing and personnel, and
(b)	the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current and accurate information and to identify and address any relevant conflicts of interest.

(ii)	providing ongoing oversight of Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients.

(iii)	receiving and reviewing updates from Proxy Voting Services regarding relevant business changes or changes to Proxy Voting Services’ conflict policies and procedures, and
(iii)	in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error, investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles generally will consider the recommendations of Glass Lewis in making its voting decisions. However, if the Proxy Committee determines that Glass Lewis’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against Glass Lewis’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) international securities – whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) new accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, 4) unsupervised securities – where the firm does not have a basis on which to offer advice, 5) where the firm may abstain from voting when, in a good faith determination, the costs involved to vote a proxy cannot be justified (e.g., total holdings less than 10,000 shares, cost of translations, etc.), 6) a security is out on loan, or 7) securities not held on meeting date (including securities held on “record date” but divested prior to the proxy “meeting date”).

SSGA Funds Management, Inc.

SSGA Funds Management, Inc. (“SSGA FM”), one of the industry’s largest institutional asset managers, is the investment management arm of State Street Bank and Trust Company, a wholly owned subsidiary of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSGA FM has discretionary proxy voting authority over most of its client accounts, and SSGA FM votes these proxies in the manner that we believe will most likely protect and promote the long-term economic value of client investments as described in the SSGA FM Global Proxy Voting and Engagement Principles.

SSGA FM maintains Proxy Voting and Engagement Guidelines for select markets, including: the US, the EU, the UK, Australia, New Zealand, emerging markets and Japan. International markets that do not have specific guidelines are reviewed and voted consistent with our Global Proxy Voting and Engagement Principles; however, SSGA FM also endeavors to show sensitivity to local market practices when voting in these various markets.

SSGA FM’s Approach to Proxy Voting and Issuer Engagement

At SSGA FM, we take our fiduciary duties as an asset manager very seriously. We have a dedicated team of corporate governance professionals who help us carry out our duties as a responsible investor. These duties include engaging with companies, developing and enhancing in- house corporate governance guidelines, analyzing corporate governance issues on a case-by-case basis at the company level, and exercising our voting rights—all to maximize shareholder value.

SSGA FM’s Global Proxy Voting and Engagement Principles (the “Principles”) may take different perspectives on common governance issues that vary from one market to another and, likewise, engagement activity may take different forms in order to best achieve long-term engagement goals. We believe that proxy voting and engagement with portfolio companies is often the most direct and productive way shareholders can exercise their ownership rights, and taken together, we view these tools to be an integral part of the overall investment process.

We believe engagement and voting activity have a direct relationship. As a result, the integration of our engagement activities, while leveraging the exercise of our voting rights, provides a meaningful shareholder tool that we believe protects and enhances the long-term economic value of the holdings in our client accounts. SSGA FM maximizes its voting power and engagement by maintaining a centralized proxy voting and active ownership process covering all holdings, regardless of strategy. Despite the different investment views and objectives across SSGA FM, depending on the product or strategy, the fiduciary responsibilities of share ownership and voting for which SSGA FM has voting discretion are carried out with a single voice and objective.

The Principles support governance structures that we believe add to, or maximize shareholder value at the companies held in our clients’ portfolios. SSGA FM conducts issuer specific engagements with companies to discuss our principles, including sustainability related risks. In addition, we encourage issuers to find ways of increasing the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns. Conversely, where appropriate, we conduct collaborative engagement activities with multiple shareholders and communicate with company representatives about common concerns.

In conducting our engagements, SSGA FM also evaluates the various factors that play into the corporate governance framework of a country, including but not limited to, the macroeconomic conditions and broader political system, the quality of regulatory oversight, the enforcement of property and shareholder rights and the independence of the judiciary. SSGA FM understands that regulatory requirements and investor expectations relating to governance practices and engagement activities differ from country-to-country. As a result, SSGA FM engages with issuers, regulators, or both, depending on the market. SSGA FM also is a member of various investor associations that seek to address broader corporate governance related policy at the country level as well as issuer specific concerns at a company level.

To help mitigate company specific risk, the SSGA Asset Stewardship team may collaborate with members of the active investment teams to engage with companies on corporate governance issues and address any specific concerns, or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. Outside of proxy voting season, SSGA FM conducts issuer specific engagements with companies covering various corporate governance and sustainability related topics.

The SSGA Asset Stewardship Team uses a blend of quantitative and qualitative research and data to support screens to help identify issuers where active engagement may be necessary to protect and promote shareholder value. Issuer engagement may also be event driven, focusing on issuer specific corporate governance, sustainability concerns or wider industry related trends. SSGA FM also gives consideration to the size of our total position of the issuer in question and/or the potential negative governance, performance profile, and circumstance at hand. As a result, SSGA FM believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSGA FM defines engagement methods:

Active

SSGA FM uses screening tools designed to capture a mix of company specific data including governance and sustainability profiles to help us focus our voting and engagement activity.

SSGA FM will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA FM to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Reactive

Reactive engagement is initiated by the issuers. SSGA FM routinely discusses specific voting issues and items with the issuer community. Reactive engagement is an opportunity to address not only voting items, but also a wide range of governance and sustainability issues.

SSGA FM has established an engagement protocol that further describes our approach to issuer engagement.

Measurement

Assessing the effectiveness of our issuer engagement process is often difficult. To limit the subjectivity of measuring our success we actively seek issuer feedback and monitor the actions issuers take post-engagement to identify tangible changes. By doing so, we are able to establish indicators to gauge how issuers respond to our concerns and to what degree these responses satisfy our requests. It is also important to note that successful engagement activity can be measured over differing time periods depending on the facts and circumstances involved. Engagements can last as short as a single meeting or span multiple years.

Depending on the issue and whether the engagement activity is reactive, recurring, or active, engagement with issuers can take the form of written communication, conference calls, or face-to-face meetings. SSGA FM believes active engagement is best conducted directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, can serve as a potential forum for issues that are not identified by SSGA FM as requiring active engagement, such as shareholder conference calls.

Proxy Voting Procedure

Oversight

The SSGA Asset Stewardship Team is responsible for developing and implementing the Proxy Voting and Engagement Guidelines (the “Guidelines”), case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues. The implementation of the Guidelines is overseen by the SSGA Global Proxy Review Committee (“SSGA PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in greater detail below. Oversight of the proxy voting process is ultimately the responsibility of the

SSGA Investment Committee. The SSGA Investment Committee reviews and approves amendments to the Guidelines. The SSGA PRC reports to the SSGA Investment Committee, and may refer certain significant proxy items to that committee.

Proxy Voting Process

In order to facilitate SSGA FM’s proxy voting process, SSGA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance. SSGA FM utilizes ISS’s services in three ways: (1) as SSGA FM’s proxy voting agent (providing SSGA FM with vote execution and administration services); (2) for applying the Guidelines; and (3) as providers of research and analysis relating to general corporate governance issues and specific proxy items.

The SSGA Asset Stewardship Team reviews the Guidelines with ISS on an annual basis or on a case-by-case basis as needed. On most routine proxy voting items (e.g., ratification of auditors), ISS will affect the proxy votes in accordance with the Guidelines.

In other cases, the Asset Stewardship Team will evaluate the proxy solicitation to determine how to vote based on facts and circumstances, consistent with the Principles, and the accompanying Guidelines, that seek to maximize the value of our client accounts.

In some instances, the Asset Stewardship Team may refer significant issues to the SSGA PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSGA PRC, the Asset Stewardship Team will consider whether a material conflict of interest exists between the interests of our client and those of SSGA FM or its affiliates (as explained in greater detail in our “Conflict of Interest” Policy).

SSGA FM votes in all markets where it is feasible; however, SSGA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, where issuer-specific special documentation is required, or where various market or issuer certifications are required. SSGA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction, or when they charge a meeting specific fee in excess of the typical custody service agreement.

Conflict of Interest

See SSGA’s standalone Conflicts of Interest Policy.

Proxy Voting and Engagement Principles

Directors and Boards

The election of directors is one of the most important fiduciary duties SSGA FM performs as a shareholder. SSGA FM believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSGA FM seeks to vote director elections in a way which we, as a fiduciary, believe will maximize the long-term value of each portfolio’s holdings.

Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. This concept establishes the standard by which board and director performance is measured. To achieve this fundamental principle, the role of the board, in SSGA FM’s view, is to carry out its responsibilities in the best long-term interest of the company and its shareholders. An independent and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan for the board and management, provides risk oversight and assesses the performance of the CEO and management. In contrast, management implements the business and capital allocation strategies and runs the company’s day-to-day operations. As part of SSGA FM’s engagement process, SSGA FM routinely discusses the importance of these responsibilities with the boards of issuers.

SSGA FM believes the quality of a board is a measure of director independence, director succession planning, board diversity, evaluations and refreshment and company governance practices. In voting to elect nominees, SSGA FM considers many factors. SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will effectively monitor management, maintain appropriate governance practices and perform oversight functions necessary to protect shareholder interests. SSGA FM also believes the right mix of skills, independence, diversity and qualifications among directors provides boards with the knowledge and direct experience to deal with risks and operating structures that are often unique and complex from one industry to another.

Accounting and Audit Related Issues

SSGA FM believes audit committees are critical and necessary as part of the board’s risk oversight role. The audit committee is responsible for setting out an internal audit function to provide robust audit and internal control systems designed to effectively manage potential and emerging risks to the company’s operations and strategy. SSGA FM believes audit committees should have independent directors as members, and SSGA FM will hold the members of the audit committee responsible for overseeing the management of the audit function.

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely on financial statements. Also, it is important for the audit committee to appoint external auditors who are independent from management as we expect auditors to provide assurance as of a company’s financial condition.

Capital Structure, Reorganization and Mergers

The ability to raise capital is critical for companies to carry out strategy, grow and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards and in making such a critical decision, SSGA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In evaluating mergers and acquisitions, SSGA FM considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSGA FM uses its discretion in order to maximize shareholder value.

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer, or reducing the likelihood of a successful offer. SSGA FM does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholders’ right to vote on reasonable offers.

Compensation

SSGA FM considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive compensation; SSGA FM believes that there should be a direct relationship between executive compensation and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short- term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also consider executive compensation practices when re-electing members of the remuneration committee.

SSGA FM recognizes that compensation policies and practices are unique from market to market; often with significant differences between the level of disclosures, the amount and forms of compensation paid, and the ability of shareholders to approve executive compensation practices. As a result, our ability to assess the appropriateness of executive compensation is often dependent on market practices and laws.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors may not only have an impact on the reputation of companies but may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could be the result of anything from regulation and litigation, physical threats (severe weather, climate change), economic trends to shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on a company, its industry, operations, and geographic footprint. SSGA FM may also take action against the re-election of board members if we have serious concerns over ESG practices and the company has not been responsive to shareholder requests to amend them.

General/Routine

Although SSGA FM does not seek involvement in the day-to-day operations of an organization, SSGA FM recognizes the need for conscientious oversight and input into management decisions that may affect a company’s value. SSGA FM supports proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.

Fixed Income Stewardship

The two elements of SSGA FM’s fixed income stewardship program are:

Proxy Voting:

While matters that come up for a vote at bondholder meetings vary by jurisdiction, examples of common proxy voting resolutions at bondholder meetings include:

●	Approving amendments to debt covenants and/or terms of issuance;

●	Authorizing procedural matters such as filing of required documents/other formalities;

●	Approving debt restructuring plans;

●	Abstaining from challenging the bankruptcy trustees;

●	Authorizing repurchase of issued debt security;

●	Approving the placement of unissued debt securities under the control of directors; and,

●	Approve spin-off/absorption proposals.

Given the nature of the items that come up for vote at bondholder meetings, SSGA FM takes a case-by-case approach to voting bondholder resolutions. Where necessary, SSGA FM will engage with issuers on voting matters prior to arriving at voting decisions. All voting decisions will be made in the best interest of our clients.

Issuer Engagement:

SSGA FM recognizes that debt holders have limited leverage with companies on a day-to-day basis. However, we believe that given the size of our holdings in corporate debt, SSGA FM can meaningfully influence ESG practices of companies through issuer engagement. Our guidelines for engagement with fixed income issuers broadly follow the engagement guidelines for our equity holdings as described above.

Securities on Loan

For funds where SSGA FM acts as trustee, SSGA FM may recall securities in instances where SSGA FM believes that a particular vote will have a material impact on the fund(s). Several factors shape this process. First, SSGA FM must receive notice of the vote in sufficient time to recall the shares on or before the record date. In many cases, SSGA FM does not receive timely notice, and is unable to recall the shares on or before the record date. Second, SSGA FM, exercising its discretion, may recall shares if it believes the benefit of voting shares will outweigh the foregone lending income. This determination requires SSGA FM, with the information available at the time, to form judgments about events or outcomes that are difficult to quantify. Given past experience in this area, however, we believe that the recall of securities will rarely provide an economic benefit that outweighs the cost of the foregone lending income.

Reporting

Any client who wishes to receive information on how its proxies were voted should contact its SSGA FM relationship manager.

Appendix C

Compensation Structures and Methodologies

of Portfolio Managers

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund’s portfolio manager as of each Fund’s fiscal year ended December 31, 2016:

Loomis, Sayles & Company, L.P.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total for fixed income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar peer group and/or the Lipper universe. Generally speaking, the performance of the respective product’s fund is compared against the applicable Morningstar peer group and/or the Lipper universe. If the majority of the assets in the product are contained in the mutual fund that comparison will drive compensation. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the Evestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for the strategy are institutional, the institutional peer group will be used as the primary method of comparison. A portfolio manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the portfolio manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. The 1 year performance may be eliminated for some products (large cap growth, all cap growth and global growth). Longer-term performance (3 and 5 years (or 10 years for large cap growth, all cap growth and global growth) or since the start of the portfolio manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year or 3 years for large cap growth, all cap growth and global growth). In addition, the performance measurement for equity compensation will incorporate a consistency metric using longer term (3, 5, etc., years) rolling return compared to peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to a product’s particular style. If a portfolio manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue of accounts represented in each product. An external benchmark is used as a secondary comparison.

In cases where the institutional peer groups are used, Loomis Sayles believes they represent the most competitive product universe while closely matching the investment styles offered by the Loomis Sayles fund.

Most mutual funds are not included in the Loomis Sayles’ strategy composites, so unlike managed accounts, fund performance and asset size in those cases would not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation.

The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;
•	upon retirement, a participant will receive a multi-year payout for his or her vested units; and
•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is also similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers, and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

SSGA Funds Management, Inc.

SSGA Funds Management, Inc. (“SSGA FM”)’s culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

Compensation is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSGA FM performance, and individual performance. Each year SSGA FM’s Global Human Resources department participates in compensation surveys in order to provide SSGA FM with market-based compensation information that helps support individual pay decisions.

Additionally, subject to State Street and SSGA FM business results, State Street allocates an incentive pool to SSGA FM to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability and performance against risk-related goals, each staff member is motivated to contribute both as an individual and as a team member.

The discretionary allocation of the incentive pool to the business units within SSGA FM is influenced by market-based compensation data, as well as the overall performance of each group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which typically vests over a four-year period. This helps to retain staff and further aligns SSGA FM employees’ interests with SSGA FM clients’ and shareholders’ long-term interests.

SSGA FM recognizes and rewards outstanding performance by:

●	Promoting employee ownership to connect employees directly to the company’s success.

●	Using rewards to reinforce mission, vision, values and business strategy.

●	Seeking to recognize and preserve the firm’s unique culture and team orientation.

●	Providing all employees the opportunity to share in the success of SSGA FM.

For SSGA FM’s investment teams, SSGA FM recognizes and rewards performance by linking annual incentive decisions for investment professionals to investment performance over a multi-year period.

●	Incentive pool funding for active investment professionals is driven by investment performance versus target return levels on a one-, three- and, in some cases, five-year basis.

●	For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the SSGA FM Long-Term Incentive (“SSGA LTI”) program. For these teams, The SSGA LTI program indexes the performance of these deferred awards against the investment performance of fund(s) managed by the team. This is intended to ensure that our investment team’s compensation is client-aligned both through annual incentive compensation awards and through the long-term value of deferred awards in the SSGA LTI program.

●	For passive equity investment professionals, incentive pool funding is influenced by 1 and 3-year tracking error.

Lincoln Variable Insurance Products Trust

Part C - Other Information

 Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust(1)
	(2)	Certificate of Trust(24)
(b)		By-Laws of Lincoln Variable Insurance Products Trust, as amended(31)
(c)	(1)	By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles II, VII and VIII(31)
	(2)	Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI(1)
(d)	(1)(a)	Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation(19)
	(1)(b)	Schedule A to the Investment Management Agreement between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated June 22, 2016(33)
	(2)	Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund)(4)
	(3)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and AQR Capital Management, LLC (LVIP AQR Enhanced Global Strategies Fund)(27)
	(4)	Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)(21)
	(5)	Sub-Advisory Agreement dated March 21, 2016 between Lincoln Investment Advisors Corporation and BlackRock Advisors, LLC (LVIP Government Money Market Fund)(32)
	(6)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and BlackRock Investment Management, LLC (LVIP BlackRock Emerging Markets Managed Volatility Fund, LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, and LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund)(25)
	(7)	Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment Advisors Corporation and BlackRock Financial Management, Inc. (LVIP BlackRock Inflation Protected Bond Fund)(21)
	(8)(a)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and BlackRock Investment Management, LLC (LVIP BlackRock Multi-Asset Income Fund and LVIP BlackRock U.S. Opportunities Managed Volatility Fund)(27)
	(8)(b)	Form of Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock International Limited (LVIP BlackRock Multi-Asset Income Fund)(27)
	(8)(c)	Form of Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock Asset Management North Asia Limited (LVIP BlackRock Multi-Asset Income Fund)(27)
	(8)(d)	Form of Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock (Singapore) Limited (LVIP BlackRock Multi-Asset Income Fund)(27)
	(9)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund)(21)
	(10)	Sub-Advisory Agreement dated September 28, 2012 between Lincoln Investment Advisors Corporation and CBRE Clarion Securities LLC (LVIP Clarion Global Real Estate Fund)(25)
	(11)(a)	Sub-Advisory Agreement dated January 4, 2010 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Social Awareness Fund, and LVIP Delaware Special Opportunities Fund)(21)
	(11)(b)	Assignment effective June 30, 2013 to Delaware Investments Fund Advisers of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Social Awareness Fund, and LVIP Delaware Special Opportunities Fund) (26)
	(12)	Sub-Advisory Agreement dated October 1, 2014 between Lincoln Investment Advisors Corporation and Delaware Investments Fund Advisers (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund)(31)
	(13)(a)	Sub-Advisory Agreement dated May 1, 2010 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Diversified Floating Rate Fund)(21)
	(13)(b)	Assignment effective June 30, 2013 to Delaware Investments Fund Advisers of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Diversified Floating Rate Fund) (26)
	(14)	Sub-Advisory Agreement dated April 30, 2015 between Lincoln Investment Advisors Corporation and Dimensional Fund Advisors LP (LVIP Dimensional U.S. Core Equity 1 Fund, LVIP Dimensional U.S. Core Equity 2 Fund and LVIP Dimensional International Core Equity Fund)(30)
	(15)(a)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and Franklin Advisers, Inc. (LVIP Franklin Templeton Multi-Asset Opportunities Fund and LVIP Franklin Templeton Global Equity Managed Volatility Fund)(27)
	(15)(b)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and K2 Advisors LLC (LVIP Franklin Templeton Multi-Asset Opportunities Fund)(27)

(15)(c)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC (LVIP Franklin Templeton Multi-Asset Opportunities Fund)(27)
(15)(d)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (LVIP Franklin Templeton Multi-Asset Opportunities Fund)(27)
(16)	Sub-Advisory Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Franklin Advisers, Inc. (LVIP Global Income Fund)(21)
(17)	Sub-Advisory Agreement dated January 27, 2016 between Lincoln Investment Advisors Corporation and Franklin Advisory Services, LLC (LVIP Franklin Templeton Global Equity Managed Volatility Fund) (32)
(18)	Sub-Advisory Agreement dated January 27, 2016 between Lincoln Investment Advisors Corporation and Franklin Mutual Advisers, LLC (LVIP Franklin Templeton Global Equity Managed Volatility Fund) (32)
(19)	Sub-Advisory Agreement effective May 1, 2016 between Lincoln Investment Advisors Corporation and Milliman Financial Risk Management LLC (LVIP Managed Risk Funds)(32)
(20)	Sub-Advisory Agreement dated July 12, 2011 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Global Income Fund)(21)
(21)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and Goldman Sachs Asset Management, L.P. (LVIP Goldman Sachs Income Builder Fund)(27)
(22)	Sub-Advisory Agreement dated April 30, 2015 between Lincoln Investment Advisors Corporation and Ivy Investment Management Company (LVIP Blended Mid-Cap Managed Volatility Fund)(30)
(23)	Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment Advisors Corporation and JPMorgan Investment Management Inc. (LVIP JPMorgan High Yield Fund)(21)
(24)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and JPMorgan Investment Management Inc. (LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund)(25)
(25)	Sub-Advisory Agreement dated October 1, 2010 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS International Growth Fund)(21)
(26)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund)(21)
(27)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Wellington Mid-Cap Value Fund)(21)
(28)	Sub-Advisory Agreement dated July 12, 2011 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Value Fund)(21)
(29)	Sub-Advisory Agreement dated April 30, 2014 between Lincoln Investment Advisors Corporation and Pacific Investment Management Company LLC (LVIP PIMCO Low Duration Bond Fund)(27)
(30)	Sub-Advisory Agreement dated April 30, 2008 between Lincoln Investment Advisors Corporation and SSGA Funds Management, Inc. (LVIP SSGA S&P 500 Index Fund, LVIP SSGA Bond Index Fund, LVIP SSGA Small-Cap Index Fund, LVIP SSGA International Index Fund, LVIP SSGA Large-Cap 100 Fund, LVIP SSGA Small-Mid Cap 200 Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, and LVIP SSGA Mid-Cap Index Fund)(21)
(31)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and SSGA Funds Management, Inc. (LVIP SSGA Global Tactical Allocation Managed Volatility Fund)(25)
(32)	Sub-Advisory Agreement effective May 1, 2016 between Lincoln Investment Advisors Corporation and SSGA Funds Management, Inc. (LVIP Managed Volatility Funds)(32)
(33)	Sub-Advisory Agreement dated February 8, 2016 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP Blended Mid Cap Managed Volatility Fund)(32)
(34)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund)(21)
(34)(b)	Schedule A to the Amended Sub-Advisory Agreement dated April 30, 2007, as amended October 1, 2016, between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund)(34)
(35)	Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund)(21)
(36)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and Templeton Investment Counsel, LLC (LVIP Franklin Templeton Global Equity Managed Volatility Fund)(25)
(37)	Sub-Advisory Agreement dated September 21, 2012 between Lincoln Investment Advisors Corporation and UBS Global Asset Management (Americas) Inc. (LVIP Blended Large Cap Growth Managed Volatility Fund)(25)
(38)	Sub-Advisory Agreement dated October 1, 2014 between Lincoln Investment Advisors Corporation and Jackson Square Partners, LLC (LVIP Delaware Foundation® Aggressive Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Conservative Allocation Fund)(30)
(39)	Sub-Advisory Agreement dated February 8, 2016 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Blended Large Cap Growth Managed Volatility Fund)(32)
(40)	Sub-Advisory Agreement dated July 1, 2016 between Lincoln Investment Advisors Corporation and Western Asset Management Company (LVIP Western Asset Core Bond Fund)(33)

	(41)(a)	Advisory Fee Waiver Agreement dated March 7, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust(25)
	(41)(b)	Schedule A to the Advisory Fee Waiver Agreement, effective March 7, 2013, as amended March 10, 2017, between the Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust(34)
(e)		Principal Underwriting Agreement dated January 1, 2012 between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(19)
(f)		N/A
(g)	(1)(a)	Mutual Fund Custody and Services Agreement dated August 31, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A.(18)
	(1)(b)	Amendment dated March 11, 2014 to the Mutual Fund Custody and Services Agreement between Lincoln Variable Insurance Products Trust and The Bank of New York Mellon (formerly Mellon Bank, N.A.)(27)
(h)	(1)(a)	Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A.(7)
	(1)(b)	Schedule A to the Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, amended January 1, 2017, between Lincoln Variable Insurance Products Trust and The Bank of New York Mellon(34)
	(2)	Administration Agreement dated January 1, 2015, as amended, between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company(29)
	(3)	Form of Indemnification Agreement(19)
	(4)(a)	Consulting Agreement dated August 1, 2010, as amended, between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated(12)
	(4)(b)	Amendment to Consulting Agreement dated November 1, 2011 (Wilshire)(17)
	(5)	Consulting Agreement dated April 29, 2011 between Lincoln Investment Advisors Corporation and Dimensional Fund Advisors LP (LVIP Dimensional/Vanguard Total Bond Fund)(20)
	(6)	Consulting Agreement dated April 29, 2011 between Lincoln Investment Advisors Corporation and The Vanguard Group Inc. (LVIP Vanguard International Equity ETF Fund, LVIP Vanguard Domestic Equity ETF Fund, and LVIP Dimensional/Vanguard Total Bond Fund)(20)
	(7)	Administrative Services Agreement effective July 30, 2010 between Capital Research and Management Company and Lincoln Investment Advisors Corporation(16)
	(8)(a)	Fund Participation Agreement dated May 1, 2003, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust(8)
	(8)(b)	Amendment effective May 1, 2014 to Fund Participation Agreement (Lincoln Life)(27)
	(9)(a)	Fund Participation Agreement dated May 1, 2003, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust(9)
	(9)(b)	Amendment effective May 1, 2014 to Fund Participation Agreement (Lincoln New York)(27)
	(10)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
	(11)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund)(4)
	(12)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities Fund)(4)
	(13)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
	(14)	Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund)(4)
	(15)	Fund Participation Agreement dated July 30, 2010, as amended, between Lincoln Variable Insurance Products Trust, The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Investment Advisors Corporation, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company (LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, and LVIP American Income Allocation Fund)(16)
	(16)	Fund Participation Agreement dated June 12, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and AIG Life Insurance Company (LVIP BlackRock Scientific Allocation Fund (formerly, LVIP Delaware Foundation Moderate Allocation Fund))(14)

	(17)(a)	Fund Participation Agreement dated June 12, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and American International Life Assurance Company of New York (LVIP BlackRock Scientific Allocation Fund (formerly, LVIP Delaware Foundation Moderate Allocation Fund)) (14)
	(17)(b)	Assignment dated November 30, 2010 of Fund Participation Agreement dated June 12, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and American International Life Assurance Company of New York to United States Life Insurance Company in the City of New York (LVIP Delaware Foundation Moderate Allocation Fund)(14)
	(18)	Fund Participation Agreement dated May 28, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and Commonwealth Annuity and Life Insurance Company (LVIP BlackRock Scientific Allocation Fund (formerly, LVIP Delaware Foundation Moderate Allocation Fund)) (14)
	(19)	Fund Participation Agreement dated May 28, 2009 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Lincoln Investment Advisors Corporation, and First Allmerica Financial Life Insurance Company (LVIP BlackRock Scientific Allocation Fund (formerly, LVIP Delaware Foundation Moderate Allocation Fund)) (14)
	(20)	Master Fund Participation Agreement dated June 30, 2010 between Lincoln Variable Insurance Products Trust, The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company (LVIP American Growth Fund, LVIP American Growth-Income Fund, LVIP American International Fund, LVIP American Global Growth Fund, and LVIP American Small Capitalization Fund)(15)
	(21)(a)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940 (27)
	(21)(b)	Form of Fund of Funds Operational Participation Agreement(27)
	(22)(a)	Expense Limitation Agreement dated March 7, 2013 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust(25)
	(22)(b)	Schedule A to the Expense Limitation Agreement, effective March 7, 2013, as amended March 10, 2017 between the Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust(34)
(i)	(1)	Legal Opinion of Counsel dated April 1, 2003 regarding issuance of shares(1)
	(2)	Legal Opinion of Counsel dated April 27, 2007 regarding issuance of shares(4)
(j)	(1)	Power of Attorney (LVIP Trust) dated December 5, 2011(17)
	(2)	Power of Attorney (LVIP Trust) dated January 7, 2013(24)
	(3)	Powers of Attorney (LVIP Trust) dated January 15, 2014(26)
	(4)	Power of Attorney (LVIP Trust) dated January 6, 2016(31)
	(5)	Consent of Independent Registered Public Accounting Firm dated April 24, 2017(34)
	(6)	Power of Attorney (LVIP Trust) dated April 20, 2017(34)
	(7)	Power of Attorney (LVIP Trust) dated November 28, 2017(35)
	(8)	Power of Attorney (LVIP Trust) is filed herewith as Exhibit EX-28.j.8
(k)		N/A
(l)		N/A
(m)	(1)	Service Class Distribution and Service Plan(23)
	(2)(a)	Distribution Services Agreement dated May 1, 2008, as amended August 27, 2012, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(23)
	(2)(b)	Schedule A dated June 22, 2016 to Distribution Services Agreement dated May 1, 2008, as amended August 27, 2012, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(33)
(n)		Rule 18f-3 Multiple Class Plan approved September 15, 2015(31)
(o)		Reserved
(p)	(1)	Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation(32)
	(2)	Code of Ethics for Lincoln Financial Distributors, Inc.(18)
	(3)	Code of Ethics for AQR Capital Management, LLC (LVIP AQR Enhanced Global Strategies Fund)(31)
	(4)	Code of Ethics for BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)(30)
	(5)	Code of Ethics for BlackRock affiliated companies (LVIP BlackRock Emerging Markets Managed Volatility Fund, LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP BlackRock Inflation Protected Bond Fund, LVIP BlackRock Multi-Asset Income Fund, LVIP BlackRock U.S. Opportunities Managed Volatility Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, and LVIP Government Money Market Fund)(30)
	(6)	Code of Ethics for CBRE Clarion Securities LLC (LVIP Clarion Global Real Estate Fund)(30)
	(7)	Code of Ethics for Delaware Investments (LVIP Delaware Bond Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund, LVIP Delaware Foundation Aggressive Allocation Fund, LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, and LVIP Delaware Diversified Floating Rate Fund)(26)

	(8)	Code of Ethics for Dimensional Fund Advisors LP (LVIP Dimensional U.S. Core Equity 1 Fund, LVIP Dimensional U.S. Core Equity 2 Fund, and LVIP Dimensional International Core Equity Fund)(30)
	(9)	Code of Ethics for Franklin affiliated companies (LVIP Franklin Templeton Multi-Asset Opportunities Fund, LVIP Franklin Templeton Global Equity Managed Volatility Fund, LVIP Global Income Fund)(27)
	(10)	Code of Ethics for Goldman Sachs Asset Management, L.P. (LVIP Goldman Sachs Income Builder Fund)(30)
	(11)	Code of Ethics for Ivy Investment Management Company (LVIP Blended Mid-Cap Managed Volatility Fund)(30)
	(12)	Code of Ethics for Jackson Square Partners, LLC (LVIP Delaware Foundation Aggressive Allocation Fund, LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund)(30)
	(13)	Code of Ethics for JPMorgan Investment Management Inc. and affiliated companies (LVIP JPMorgan High Yield Fund and JPMorgan Mid-Cap Value Managed Volatility Fund)(30)
	(14)	Code of Ethics for MFS Investment Management (LVIP MFS International Growth Fund and LVIP MFS Value Fund)(34)
	(15)	Code of Ethics for Milliman Financial Risk Management LLC (LVIP Managed Risk Funds)(32)
	(16)	Code of Ethics for Mondrian Investment Partners Limited (LVIP Mondrian International Value Fund and LVIP Global Income Fund)(2)
	(17)	Code of Ethics for Pacific Investment Management Company LLC (LVIP PIMCO Low Duration Bond Fund)(34).
	(18)	Code of Ethics for SSGA Funds Management, Inc. (LVIP SSGA Bond Index Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Global Tactical Allocation Managed Volatility Fund, LVIP SSGA International Index Fund, LVIP SSGA Large Cap 100 Fund, LVIP SSGA Mid-Cap Index Fund, LVIP SSGA S&P 500 Index Fund, LVIP SSGA Small-Cap Index Fund, LVIP SSGA Small-Mid Cap 200 Fund, and LVIP Managed Volatility Funds) (34)
	(19)	Code of Ethics for T. Rowe Price Group, Inc. (LVIP T. Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock Fund, and LVIP Blended Mid Cap Managed Volatility Fund)(31)
	(20)	Code of Ethics for UBS Global Asset Management (Americas) Inc. (LVIP Blended Large Cap Growth Managed Volatility Fund)(25)
	(21)	Code of Ethics for Wellington Management Company, LLP (LVIP Wellington Capital Growth Fund, LVIP Wellington Mid-Cap Value Fund, and LVIP Blended Large Cap Growth Managed Volatility Fund)(26)
	(22)	Code of Ethics for Western Asset Management Company (LVIP Western Asset Core Bond Fund)(33)
(1)	Filed with Post-Effective Amendment No. 13 (File No. 33-70742) on April 4, 2003, and incorporated herein by reference.
(2)	Filed with Post-Effective Amendment No. 19 (File No. 33-70742) on April 5, 2006, and incorporated herein by reference.
(3)	Filed with Post-Effective Amendment No. 33 (File No. 33-70742) on April 17, 2007, and incorporated herein by reference.
(4)	Filed with Post-Effective Amendment No. 41 (File No. 33-70742) on April 15, 2008, and incorporated herein by reference.
(5)	Filed with Post-Effective Amendment No. 43 (File No. 33-70742) on June 5, 2008, and incorporated herein by reference.
(6)	Filed with Post-Effective Amendment No. 51 (File No. 33-70742) on December 22, 2008, and incorporated herein by reference.
(7)	Filed with Post-Effective Amendment No. 59 (File No. 33-70742) on March 20, 2009, and incorporated herein by reference.
(8)	Filed with Post-Effective Amendment No. 21 (File No. 333-68842) on Form N-4 on April 3, 2009, and incorporated herein by reference.
(9)	Filed with Post-Effective Amendment No. 6 (File No. 333-145531) on Form N-4 on April 9, 2009, and incorporated herein by reference.
(10)	Filed with Post-Effective Amendment No. 69 (File No. 33-70742) on January 25, 2010, and incorporated herein by reference.
(11)	Filed with Post-Effective Amendment No. 82 (File No. 33-70742) on April 15, 2010, and incorporated herein by reference.
(12)	Filed with Post-Effective Amendment No. 92 (File No. 33-70742) on July 30, 2010, and incorporated herein by reference.
(13)	Filed with Post-Effective Amendment No. 98 (File No. 33-70742) on April 6, 2011, and incorporated herein by reference.
(14)	Filed with Post-Effective Amendment No. 99 (File No. 33-70742) on April 6, 2011, and incorporated herein by reference.
(15)	Filed with Post-Effective Amendment No. 103 (File No. 33-70742) on April 12, 2011, and incorporated herein by reference.
(16)	Filed with Post-Effective Amendment No. 104 (File No. 33-70742) on April 12, 2011, and incorporated herein by reference.
(17)	Filed with Post-Effective Amendment No. 121 (File No. 33-70742) on January 24, 2012, and incorporated herein by reference.
(18)	Filed with Post-Effective Amendment No. 123 (File No. 33-70742) on March 1, 2012, and incorporated herein by reference.
(19)	Filed with Post-Effective Amendment No. 125 (File No. 33-70742) on April 9, 2012, and incorporated herein by reference.
(20)	Filed with Post-Effective Amendment No. 129 (File No. 33-70742) on April 11, 2012, and incorporated herein by reference.
(21)	Filed with Post-Effective Amendment No. 132 (File No. 33-70742) on April 30, 2012, and incorporated herein by reference.
(22)	Filed with Post-Effective Amendment No. 139 (File No. 33-70742) on June 13, 2012, and incorporated herein by reference.
(23)	Filed with Post-Effective Amendment No. 141 (File No. 33-70742) on August 27, 2012, and incorporated herein by reference.
(24)	Filed with Post-Effective Amendment No. 143 (File No. 33-70742) on January 7, 2013, and incorporated herein by reference.
(25)	Filed with Post-Effective Amendment No. 145 (File No. 33-70742) on April 30, 2013, and incorporated herein by reference.
(26)	Filed with Post-Effective Amendment No. 150 (File No. 33-70742) on January 27, 2014 and incorporated herein by reference.
(27)	Filed with Post-Effective Amendment No. 153 (File No. 33-70742) on April 30, 2014 and incorporated herein by reference.
(28)	Filed with Post-Effective Amendment No. 155 (File No. 33-70742) on August 26, 2014 and incorporated herein by reference.
(29)	Filed with Post-Effective Amendment No. 157 (File No. 33-70742) on January 6, 2015 and incorporated herein by reference.
(30)	Filed with Post-Effective Amendment No. 162 (File No. 33-70742) on April 30, 2015 and incorporated herein by reference.
(31)	Filed with Post-Effective Amendment No. 164 (File No. 33-70742) on January 8, 2016 and incorporated herein by reference.
(32)	Filed with Post-Effective Amendment No. 168 (File No. 33-70742) on April 29, 2016 and incorporated herein by reference.
(33)	Filed with Post-Effective Amendment No. 170 (File No. 33-70742) on June 30, 2016 and incorporated herein by reference.
(34)	Filed with Post-Effective Amendment No. 178 (File No. 33-70742) on April 28, 2017 and incorporated herein by reference.
(35)	Filed with Post-Effective Amendment No. 180 (File No. 33-70742) on November 30, 2017 and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of The Lincoln National Life Insurance Company filed on Form N-4 (File No. 333-170695) on March 30, 2012.

See also “Purchase and Sale of Fund Shares” in the Prospectus disclosure forming Part A of this Registration Statement and “Control Persons and Principal Holders of Securities” in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, E, H, L, N, Q, T, W, JL-A, JF-I, and JF-II; and for its Flexible Premium Variable Life Accounts D, G, K, M, R, S, Y, JF-A, and JA-C; and for its Separate Account A; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts C, H, L, and N and for its Flexible Premium Variable Life Accounts M, R, S, Y, and JA-B; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. Shareholders of the Trust may also include certain unaffiliated insurance companies with respect to the LVIP Baron Growth Opportunities Fund, LVIP SSGA Bond Index Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, and LVIP SSGA International Index Fund. Certain “fund of funds” of the Trust may also invest in other of the Trust’s series of funds.

No persons are controlled by the Registrant.

Item 30. Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC or the “Adviser”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of Investment Adviser

Information pertaining to any business and other connections of Registrant’s Adviser, LIAC, is hereby incorporated by reference from the sections captioned “Investment Adviser” or “Investment Adviser and Sub-Adviser” in the Prospectus and Statement of Additional Information (SAI) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LIAC’s Form ADV filed separately with the Securities and Exchange Commission.

Information regarding any business and other connections of the Registrant’s sub-advisers (collectively, the “Sub-Advisers”): AQR Capital Management, LLC, BAMCO, Inc., BlackRock Advisors, LLC, BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, CBRE Clarion Securities LLC, Delaware Investments Fund Advisers, Dimensional Fund Advisors LP, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Goldman Sachs Asset Management, L.P., Ivy Investment Management Company, JPMorgan Investment Management Inc., Massachusetts Financial Services Company, Milliman Financial Risk Management LLC, Mondrian Investment Partners Limited, Pacific Investment Management Company LLC, SSGA Funds Management, Inc., T. Rowe Price Associates, Inc., Templeton Investment Counsel, LLC, UBS Asset Management (Americas) Inc., Wellington Management Company, LLP, and Western Asset Management Company, is incorporated by reference from the sections captioned “Investment Adviser and Sub-Advisers” of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the Sub-Advisers’ Forms ADV filed separately with the Securities and Exchange Commission.

Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of the Adviser and Sub-Advisers is incorporated by reference to Schedule A and Schedule D of the Adviser’s Form ADV and the respective Forms ADV for the Sub-Advisers.

Item 32. Principal Underwriters

(a)           Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for the Trust. LFD also serves as the Principal Underwriter for: Lincoln Advisors Trust; Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A;

Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.

Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

	Name	Positions and Offices with Underwriter	Positions and Offices with Trust

	Andrew J. Bucklee*	Senior Vice President and Director	N/A

	Wilford H. Fuller*	President, Chief Executive Officer and Director	N/A

	John C. Kennedy*	Senior Vice President and Director	N/A

	Christopher P. Potochar*	Senior Vice President and Director	N/A

	Richard Aneser*	Senior Vice President and Chief Marketing Officer	N/A

	Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel	N/A

	Jeffrey D. Coutts*	Senior Vice President and Treasurer	Senior Vice President and Treasurer

	Kelley A. Grady*	Senior Vice President and Associate General Counsel	N/A

	Patrick J. Lefemine**	Senior Vice President	N/A

	John Morabito*	Senior Vice President	N/A

	Thomas O’Neill*	Senior Vice President and Chief Operating Officer	N/A

	Nancy A. Smith*	Secretary	N/A

	Carl R. Pawsat***	Interim Financial and Operations Principal	N/A

*Principal Business address is Radnor Financial Center, 150 N. Radnor-Chester Road, Radnor PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 N. Greene Street, Greensboro, NC 27401

(c)	N/A

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the investment adviser, Lincoln Investment Advisors Corporation, 150 N. Radnor-Chester Road, Radnor, PA 19087 and 1300 South Clinton Street, Fort Wayne, Indiana 46802; sub-advisers: BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809; BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022; BlackRock Investment Management, LLC 40 East 52nd Street, New York, New York 10022; CBRE Clarion Securities LLC, 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087; Delaware Investments Fund Advisors, 2005 Market Street, Philadelphia, Pennsylvania 19103; Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403-1906; Franklin Advisory Services, LLC, 55 Challenger Road, Suite 501, Ridgefield Park, New Jersey 07660; Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078; Goldman Sachs Asset Management, L.P., 200 West Street, 15th Floor, New York, NY 10282, Ivy Investment Management Company, 6300 Lamar Avenue, Shawnee Mission, KS 66201, JPMorgan Investment Management Inc., 270 Park Avenue, New York, New York 10017; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606; Mondrian Investment Partners Limited, 80 Cheapside, London EC2V6EE; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660, SSGA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Templeton Investment

Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394; Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111, and Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, California 91101; and former sub-advisers: AQR Capital Management, LLC, Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830, Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Columbia Management Investment Advisers, LLC, One Financial Center, Boston, Massachusetts 02111; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, and UBS Asset Management (Americas) Inc., 1285 Avenue of the Americas, New York, New York 10019; the Trust’s administrator, The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the Trust’s custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust’s accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950 and/or 1735 Market Street, 2nd Floor, Philadelphia, Pennsylvania 19103.

Item 34. Management Services

Not applicable.

Item 35.                Undertakings

Not applicable.

Item 29. Persons Controlled by or Under Common Control with Registrant

A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of The Lincoln National Life Insurance Company filed on Form N-4 (File No. 333-170695) on March 30, 2012.

See also “Purchase and Sale of Fund Shares” in the Prospectus disclosure forming Part A of this Registration Statement and “Control Persons and Principal Holders of Securities” in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, E, H, L, N, Q, T, W, JL-A, JF-I, and JF-II; and for its Flexible Premium Variable Life Accounts D, G, K, M, R, S, Y, JF-A, and JA-C; and for its Separate Account A; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts C, H, L, and N and for its Flexible Premium Variable Life Accounts M, R, S, Y, and JA-B; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. Shareholders of the Trust may also include certain unaffiliated insurance companies with respect to the LVIP Baron Growth Opportunities Fund, LVIP SSGA Bond Index Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, and LVIP SSGA International Index Fund. Certain “fund of funds” of the Trust may also invest in other of the Trust’s series of funds.

No persons are controlled by the Registrant.

Item 30. Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC or the “Adviser”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of Investment Adviser

Information pertaining to any business and other connections of Registrant’s Adviser, LIAC, is hereby incorporated by reference from the sections captioned “Investment Adviser” or “Investment Adviser and Sub-Adviser” in the Prospectus and Statement of Additional Information (SAI) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LIAC’s Form ADV filed separately with the Securities and Exchange Commission.

Information regarding any business and other connections of the Registrant’s sub-advisers (collectively, the “Sub-Advisers”): AQR Capital Management, LLC, BAMCO, Inc., BlackRock Advisors, LLC, BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, CBRE Clarion Securities LLC, Delaware Investments Fund Advisers, Dimensional Fund Advisors LP, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Goldman Sachs Asset Management, L.P., Ivy Investment Management Company, JPMorgan Investment Management Inc., Massachusetts Financial Services Company, Milliman Financial Risk Management LLC, Mondrian Investment Partners Limited, Pacific Investment Management Company LLC, SSGA Funds Management, Inc., T. Rowe Price Associates, Inc., Templeton Investment Counsel, LLC, UBS Asset Management (Americas) Inc., Wellington Management Company, LLP, and Western Asset Management Company, is incorporated by reference from the sections captioned “Investment Adviser and Sub-Advisers” of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the Sub-Advisers’ Forms ADV filed separately with the Securities and Exchange Commission.

Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of the Adviser and Sub-Advisers is incorporated by reference to Schedule A and Schedule D of the Adviser’s Form ADV and the respective Forms ADV for the Sub-Advisers.

Item 32. Principal Underwriters

(a)           Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for the Trust. LFD also serves as the Principal Underwriter for: Lincoln Advisors Trust; Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.

Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

	Name	Positions and Offices with Underwriter	Positions and Offices with Trust

	Andrew J. Bucklee*	Senior Vice President and Director	N/A
	Wilford H. Fuller*	President, Chief Executive Officer and Director	N/A

	John C. Kennedy*	Senior Vice President and Director	N/A

	Christopher P. Potochar*	Senior Vice President and Director	N/A

	Richard Aneser*	Senior Vice President and Chief Marketing Officer	N/A

	Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel	N/A

	Jeffrey D. Coutts*	Senior Vice President and Treasurer	Senior Vice President and Treasurer

	Kelley A. Grady*	Senior Vice President and Associate General Counsel	N/A

	Patrick J. Lefemine**	Senior Vice President	N/A

	John Morabito*	Senior Vice President	N/A

	Thomas O’Neill*	Senior Vice President and Chief Operating Officer	N/A

	Nancy A. Smith*	Secretary	N/A

	Carl R. Pawsat***	Interim Financial and Operations Principal	N/A

*Principal Business address is Radnor Financial Center, 150 N. Radnor-Chester Road, Radnor PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 N. Greene Street, Greensboro, NC 27401

(c)	N/A

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the investment adviser, Lincoln Investment Advisors Corporation, 150 N. Radnor-Chester Road, Radnor, PA 19087 and 1300 South Clinton Street, Fort Wayne, Indiana 46802; sub-advisers: BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809; BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022; BlackRock Investment Management, LLC 40 East 52nd Street, New York, New York 10022; CBRE Clarion Securities LLC, 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087; Delaware Investments Fund Advisors, 2005 Market Street, Philadelphia, Pennsylvania 19103; Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403-1906; Franklin Advisory Services, LLC, 55 Challenger Road, Suite 501, Ridgefield Park, New Jersey 07660; Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078; Goldman Sachs Asset Management, L.P., 200 West Street, 15th Floor, New York, NY 10282, Ivy Investment Management Company, 6300 Lamar Avenue, Shawnee Mission, KS 66201, JPMorgan Investment Management Inc., 270 Park Avenue, New York, New York 10017; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606; Mondrian Investment Partners Limited, 80 Cheapside, London EC2V6EE; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660, SSGA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394; Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111, and Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, California 91101; and former sub-advisers: AQR Capital Management, LLC, Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830, Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Columbia Management Investment Advisers, LLC, One Financial Center, Boston, Massachusetts 02111; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, and UBS Asset Management (Americas) Inc., 1285 Avenue of the Americas, New York, New York 10019; the Trust’s administrator, The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the Trust’s custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust’s accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950 and/or 1735 Market Street, 2nd Floor, Philadelphia, Pennsylvania 19103.

Item 34. Management Services

Not applicable.

Item 35.                Undertakings

Not applicable.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a)(2) under the Securities Act and has duly caused this Post-Effective Amendment No. 181 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana, on this 4th day of January, 2018.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By:	/s/ Jayson R. Bronchetti
Jayson R. Bronchetti President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on January 4, 2018.

Signature	Title

/s/ Ellen Cooper* Ellen Cooper	Chairman of the Board and Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	President (Principal Executive Officer)

By: /s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb* Steve A. Cobb	Trustee

/s/ Elizabeth S. Hager* Elizabeth S. Hager	Trustee

/s/ Gary D. Lemon* Gary D. Lemon	Trustee

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee

/s/ Charles I.Plosser*** Charles I. Plosser	Trustee

/s/ Thomas D. Rath* Thomas D. Rath	Trustee

/s/ Pamela L. Salaway* Pamela L. Salaway	Trustee

/s/ Kenneth G. Stella* Kenneth G. Stella	Trustee

/s/ David H. Windley* David H. Windley	Trustee

/s/ Nancy B. Wolcott** Nancy B. Wolcott	Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Attorney-in-Fact

*	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 178 (File No. 33-70742) filed on April 28, 2017.

**	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 180 (File No. 33-70742) filed on November 30, 2017.

***	Pursuant to a Power of Attorney filed herewith as Exhibit EX-28.j.8.